Disclosure of Maturity Analysis for Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	$ 7,000	$ 5,500
Senior Notes interest, undiscounted cash flows	1,992	1,809
Lease liabilities, undiscounted cash flows	357	358
Trade and other payables, undiscounted cash flows	1,165	1,459
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	0	0
Senior Notes interest, undiscounted cash flows	342	278
Lease liabilities, undiscounted cash flows	22	20
Trade and other payables, undiscounted cash flows	1,079	1,359
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	0	0
Senior Notes interest, undiscounted cash flows	339	278
Lease liabilities, undiscounted cash flows	13	13
Trade and other payables, undiscounted cash flows	25	36
Later than three years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	3,600	1,800
Senior Notes interest, undiscounted cash flows	850	750
Lease liabilities, undiscounted cash flows	19	18
Trade and other payables, undiscounted cash flows	36	43
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	3,400	3,700
Senior Notes interest, undiscounted cash flows	461	503
Lease liabilities, undiscounted cash flows	303	307
Trade and other payables, undiscounted cash flows	$ 25	$ 21